Cover	Oct. 24, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2022
Entity File Number	001-41357
Entity Registrant Name	Yotta Acquisition Corporation
Entity Central Index Key	0001907730
Entity Tax Identification Number	86-3374167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Redeemable Warrant and one Right
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant and one Right
Trading Symbol	YOTAU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	YOTA
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	YOTAW
Security Exchange Name	NASDAQ
One Right to receive 1/10th of one share of Common Stock
Title of 12(b) Security	One Right to receive 1/10th of one share of Common Stock
Trading Symbol	YOTAR
Security Exchange Name	NASDAQ